Investments in equity accounted investees (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Summary of Reconciliation of Carrying Amount of Investments in Associates and Joint Ventures

A reconciliation of the carrying amount of the investments in associates and joint ventures is as follows:

	Whistler (i)	MedMen Canada (ii)	Cronos GrowCo(iii)	Cronos Australia (iv)	Total
As at January 1, 2017	$2,566	$-	$-	$-	$2,566
Capital contributions	1,076	-	-	-	1,076
Share of net income	165	-	-	-	165
As at December 31, 2017	$3,807	$-	$-	$-	$3,807
Capital contributions	-	101	100	420	621
Share of net income (loss)	231	(276)	(129)	(762)	(936)
As at December 31, 2018	$4,038	$(175)	$(29)	$(342)	$3,492

(i)

Whistler was incorporated in British Columbia, Canada and is a License Holder with production facilities in British Columbia, Canada. Although the Company held less than 20% of the ownership interest and voting control of Whistler, the Company had the ability to exercise significant influence through both its power to elect board members, and aggregately, with affiliated shareholders, the Company held over 20% of the voting control of Whistler. Subsequent to December 31, 2018, the Company fully divested of its investment in Whistler. Refer to Note 28(e).

(ii)

MedMen Canada was incorporated under the Canada Business Corporations Act ("CBCA") on March 13, 2018, with the objective of distribution, sale, and marketing of cannabis products in Canada. MedMen Canada holds the exclusive license to the MedMen brand in Canada for a minimum term of 20 years.

(iii)

Cronos GrowCo was incorporated under the CBCA on June 14, 2018, with the objective of building a cannabis production greenhouse, applying for cannabis licenses under the Cannabis Act, and growing, cultivating, extracting, producing, selling, and distributing cannabis in accordance with such licenses.

(iv)

Cronos Australia Pty. Ltd. was incorporated under the Corporations Act 2001 (Australia) on December 6, 2016. On September 27, 2018, Cronos Australia Pty. Ltd. underwent a restructuring, resulting in the incorporation of Cronos Australia Limited on that date, which became the ultimate holding company of the group, owning 100% of Cronos Australia Group Pty. Ltd., which owns 100% of Cronos Australia - Marketing & Distribution Pty. Ltd., Cronos Australia - Operations Pty. Ltd, and Cronos Australia – New Zealand Ltd. Cronos Group has committed to provide 50% of the capital expenditure and operating expense funding requirements, amounting to approximately $10,000. The timing of these funding obligations has not been determined as of December 31, 2018.

Summary of Financial Information for Significant Associates and Joint Ventures

The following is a summary of financial information for the Company's significant associates and joint ventures as at December 31:

	Whistler	MedMen Canada	Cronos GrowCo	Cronos Australia	2018
Current assets	$6,307	$1,521	$603	$1,280	$9,711
Non-current assets	26,743	-	9,762	491	36,996
Current liabilities	1,191	-	2,200	1,718	5,109
Non-current liabilities	6,841	1,871	8,233	1,058	18,003

Revenue	$6,923	$-	$-	$-	$6,923
Income (loss) from continuing operations	1,213	(552)	(269)	(1,524)	(1,132)

10.	Investments in equity accounted investees (continued)

	Whistler	MedMen Canada	Cronos GrowCo	Cronos Australia	2017
Current assets	$4,163	$-	$-	$-	$4,163
Non-current assets	13,645	-	-	-	13,645
Current liabilities	3,676	-	-	-	3,676
Non-current liabilities	-	-	-	-	-

Revenue	$3,813	$-	$-	$-	$3,813
Income from continuing operations	814	-	-	-	814